Financial Instruments - Summary of Sensitivity Analysis was Based on the Material Assets and Liabilities Exposed to Currencies Fluctuation (Detail)
£ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	$ 14,052						$ 4,120	$ 2,346	$ 3,324
Short term investments	9,929
Accounts receivable	46,015						$ 26,117
Projects Advance	1,772
Other assets	4,243
Personnel and related taxes	14,329
Taxes payable	1,070
Other liabilities	9,287
Exchange Variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	113
Short term investments	92
Accounts receivable	884
Projects Advance	39
Other assets	131
Personnel and related taxes	(952)
Taxes payable	(107)
Other liabilities	(271)
Market Risk [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents		R$ 626	$ 6,755	$ 49,702	$ 27,512	£ 44
Short term investments | R$		4,782
Accounts receivable		45,327	6	38,527	132,631	14
Projects Advance		1,995	44		3,972	7
Other assets		5,979	9	10,525	177,044	64
Personnel and related taxes		41,308	2,308	121,634	1,409,774	509
Taxes payable		4,906	122	10,791	159,553	36
Other liabilities		R$ 12,436	$ 480	$ 12,644	$ 10,042	£ 174
Market Risk [Member] | USD [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	12,922
Short term investments	9,009
Accounts receivable	37,180
Projects Advance	1,371
Other assets	2,938
Personnel and related taxes	4,806
Taxes payable	0
Other liabilities	6,573
Market Risk [Member] | Exchange Variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net impact	$ (71)